Investments in Subsidiaries - Schedule of Direct Cost Measured at Fair Market Value (Details) (10K) - USD ($)	Mar. 31, 2020	Sep. 30, 2019	Oct. 12, 2013
Ownership percentage			80.00%
Aqua Mining (PNG) [Member]
Investment	$ 34	$ 34
Ownership percentage	90.00%	90.00%